Other revenues (Tables)	12 Months Ended
Dec. 31, 2012
Other revenues
in	2012	2011	2010

Other revenues (CHF million)

Noncontrolling interests without SEI	336	701	737

Loans held-for-sale	(37)	(4)	(84)

Long-lived assets held-for-sale	458	(40)	(176)

Equity method investments	150	141	209

Other investments	749	457	170

Other	892	565	573

Other revenues	2,548	1,820	1,429

Bank
Other revenues
in	2012	2011	2010

Other revenues (CHF million)

Noncontrolling interests without SEI	333	794	723

Loans held-for-sale	(37)	(4)	(84)

Long-lived assets held-for-sale	456	(43)	(182)

Equity method investments	136	137	193

Other investments	752	330	120

Other	850	545	540

Other revenues	2,490	1,759	1,310